June 10, 2009

DREYFUS INVESTMENT FUNDS - DREYFUS/THE BOSTON COMPANY SMALL CAP VALUE FUND Supplement to Prospectus dated February 1, 2009 As revised, April 15, 2009

Effective as of the close of business on August 31, 2006, Dreyfus/The Boston Company Small Cap Value Fund (the “Fund”) was closed to investments for new accounts, with certain exceptions. Effective July 1, 2009, the Fund’s closure policy will be modified, as described below.

Effective July 1, 2009, the following information supersedes and replaces any contrary information contained in the Fund’s Prospectus:

The Fund closed to new investors as of the close of business on August 31, 2006 (the “Closing Date”). Investors who did not own shares of the Fund at the Closing Date generally are not permitted to buy shares of the Fund, except that new accounts may be established by:

  Participants in group employer retirement plans (and their successor plans), provided that the plan sponsor has been approved by Dreyfus and had established the Fund as an investment option in the plan by the close of business on the Closing Date;
  Wrap programs that established the Fund as an investment option under the wrap program by the close of business on the Closing Date;
  Certain firms on behalf of their high net worth clients, provided that such firms have been approved by Dreyfus and have continuously maintained investments in the Fund on behalf of their clients since the close of business on the Closing Date; and
  The Fund’s primary portfolio managers and Fund Board members who do not have existing accounts.

Shareholders of the Fund as of the Closing Date may continue to make additional purchases and to reinvest dividends and capital gains into their existing Fund accounts.

Fund shareholders whose accounts had a zero balance on or after the Closing Date are prohibited from reactivating the account or opening a new account, except that investors with zero balance accounts held under group employer retirement plans or wrap fee programs or by certain approved firms on behalf of their high net worth clients that were established by the close of business on the Closing Date may continue to make investments in such accounts. Financial institutions maintaining omnibus accounts with the Fund, other than those described above, are prohibited from accepting purchase orders from new investors after the Closing Date. Investors may be required to demonstrate eligibility to buy shares of the Fund before an investment is accepted.

The Board reserves the right to open the Fund to new investors or suspend the sale of shares from time to time without further notice or supplement to the prospectus. The Fund may from time to time enter into capacity agreements with certain investors or financial intermediaries whereby the Fund agrees to reserve a specified maximum dollar amount of its remaining investment capacity to such investor or customers of such financial intermediary.

6944S0609

June 10, 2009

DREYFUS INVESTMENT FUNDS - DREYFUS/THE BOSTON COMPANY SMALL CAP GROWTH FUND Supplement to Prospectus dated February 1, 2009 As revised, April 15, 2009

Effective as of the close of business on July 6, 2007, Dreyfus/The Boston Company Small Cap Growth Fund (the “Fund”) was closed to investments for new accounts, with certain exceptions. The Fund’s closure policy was subsequently modified on June 25, 2008, and, effective July 1, 2009, the Fund’s closure policy will be further modified, as described below.

Effective July 1, 2009, the following information supersedes and replaces any contrary information contained in the Fund’s Prospectus:

The Fund closed to new investors as of the close of business on July 6, 2007 (the “Closing Date”). Investors who did not own shares of the Fund at the Closing Date generally are not permitted to buy shares of the Fund, except that new accounts may be established by:

  Participants in group employer retirement plans (and their successor plans), provided that the plan sponsor has been approved by Dreyfus and had established the Fund as an investment option in the plan by the close of business on the Closing Date;
  Wrap programs that established the Fund as an investment option under the wrap program by the close of business on the Closing Date;
  Certain firms on behalf of their high net worth clients, provided that such firms have been approved by Dreyfus and have continuously maintained investments in the Fund on behalf of their clients since the close of business on the Closing Date; and
  The Fund’s primary portfolio managers and Fund Board members who do not have existing accounts.

Shareholders of the Fund as of the Closing Date may continue to make additional purchases and to reinvest dividends and capital gains into their existing Fund accounts.

Fund shareholders whose accounts had a zero balance on or after the Closing Date are prohibited from reactivating the account or opening a new account, except that investors with zero balance accounts held under group employer retirement plans or wrap fee programs or by certain approved firms on behalf of their high net worth clients that were established by the close of business on the Closing Date may continue to make investments in such accounts. Financial institutions maintaining omnibus accounts with the Fund, other than those described above, are prohibited from accepting purchase orders from new investors after the Closing Date. Investors may be required to demonstrate eligibility to buy shares of the Fund before an investment is accepted.

The Board reserves the right to open the Fund to new investors or suspend the sale of shares from time to time without further notice or supplement to the prospectus. The Fund may from time to time enter into capacity agreements with certain investors or financial intermediaries whereby the Fund agrees to reserve a specified maximum dollar amount of its remaining investment capacity to such investor or customers of such financial intermediary.

6941S0609

June 10, 2009

DREYFUS INVESTMENT FUNDS - DREYFUS/THE BOSTON COMPANY SMALL CAP TAX-SENSITIVE EQUITY FUND Supplement to Prospectus dated February 1, 2009 As revised, April 15, 2009

Effective as of the close of business on July 6, 2007, Dreyfus/The Boston Company Small Cap Tax-Sensitive Equity Fund (the “Fund”) was closed to investments for new accounts, with certain exceptions. Effective July 1, 2009, the Fund’s closure policy will be modified, as described below.

Effective July 1, 2009, the following information supersedes and replaces any contrary information contained in the Fund’s Prospectus:

The Fund closed to new investors as of the close of business on July 6, 2007 (the “Closing Date”). Investors who did not own shares of the Fund at the Closing Date generally are not permitted to buy shares of the Fund, except that new accounts may be established by:

  Participants in group employer retirement plans (and their successor plans), provided that the plan sponsor has been approved by Dreyfus and had established the Fund as an investment option in the plan by the close of business on the Closing Date;
  Wrap programs that established the Fund as an investment option under the wrap program by the close of business on the Closing Date;
  Certain firms on behalf of their high net worth clients, provided that such firms have been approved by Dreyfus and have continuously maintained investments in the Fund on behalf of their clients since the close of business on the Closing Date; and
  The Fund’s primary portfolio managers and Fund Board members who do not have existing accounts.

Shareholders of the Fund as of the Closing Date may continue to make additional purchases and to reinvest dividends and capital gains into their existing Fund accounts.

Fund shareholders whose accounts had a zero balance on or after the Closing Date are prohibited from reactivating the account or opening a new account, except that investors with zero balance accounts held under group employer retirement plans or wrap fee programs or by certain approved firms on behalf of their high net worth clients that were established by the close of business on the Closing Date may continue to make investments in such accounts. Financial institutions maintaining omnibus accounts with the Fund, other than those described above, are prohibited from accepting purchase orders from new investors after the Closing Date. Investors may be required to demonstrate eligibility to buy shares of the Fund before an investment is accepted.

The Board reserves the right to open the Fund to new investors or suspend the sale of shares from time to time without further notice or supplement to the prospectus. The Fund may from time to time enter into capacity agreements with certain investors or financial intermediaries whereby the Fund agrees to reserve a specified maximum dollar amount of its remaining investment capacity to such investor or customers of such financial intermediary.

6938S0609

June 10, 2009

DREYFUS INVESTMENT FUNDS
- DREYFUS/THE BOSTON COMPANY INTERNATIONAL SMALL CAP FUND
- DREYFUS/THE BOSTON COMPANY SMALL CAP VALUE FUND II

Supplement to Prospectus
dated February 1, 2009
As revised, April 15, 2009

     The Board of Trustees of Dreyfus Investment Funds has approved the liquidation of Dreyfus/The Boston Company International Small Cap Fund and Dreyfus/The Boston Company Small Cap Value Fund II (each, a “Fund” and collectively, the “Funds”), effective on or about August 12, 2009 (the “Liquidation Date”). Accordingly, effective on or about July 9, 2009, no new or subsequent investments in the Funds will be permitted, except that participants in group retirement plans (and their successor plans) will continue to be able to invest in the Funds, if the Funds were established as investment options under the plans before July 9, 2009.

     In addition, effective on or about June 22, 2009, the redemption fee of Dreyfus/The Boston Company International Small Cap Fund will be waived on any redemption or exchange of shares of the Fund.

     Fund shares held on the Liquidation Date in Dreyfus-sponsored Individual Retirement Accounts (“IRAs”) and Dreyfus-sponsored retirement plans will be exchanged for shares of Dreyfus Worldwide Dollar Money Market Fund, Inc. (the “Money Market Fund”) to avoid penalties that may be imposed on holders of IRAs and retirement plans under the Internal Revenue Code if their Fund shares were redeemed in cash. Investors may obtain a copy of the Prospectus of the Money Market Fund by calling 1-800-645-6561.